Intangible Assets (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Intangible Assets 1		$ 23,270
Intangible Assets 2		$ 21,054
Intangible Assets 1	58,940
Intangible Assets 2	39,781
Intangible Assets 3	49,512
Intangible Assets 4	49,512
Intangible Assets 5	2
Intangible Assets 6	108,452
Intangible Assets 7	89,293
Intangible Assets 8	(49,512)
Intangible Assets 9	(45,137)
Intangible Assets 10	58,940
Intangible Assets 11	44,156
Intangible Assets 12	$ 0
Intangible Assets 13	4,375
Intangible Assets 14	5,564
Intangible Assets 15	$ 11,129